Shareholder Report, Line Graph (Details) 193996_Innovator Equity Defined Protection ETF - 2Yr to April 2026_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Mar. 28, 2024	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 2 Yr to April 2026
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Equity Defined Protection ETF - 2 Yr to April 2026 NAV
Accumulated Value	$ 10,551	$ 10,000	$ 11,352
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	10,942	10,000	$ 13,289
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500
Accumulated Value	$ 10,859	$ 10,000	$ 13,018